Investments (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure Of Joint Ventures Text Block Abstract
Schedule of company joint venture
			Participation in investments - %
			2022	2021
Group	Company	Country	Company
Financeira Itaú CBD S.A.	Bellamar Empreendimento e Participação S.A.	Brazil	50.00	50.00

Schedule of breakdown
Amount
As of December 31, 2020	769
Share of profit of associates	41
As of September 30, 2021	810

Amount
As of December 31, 2021	789
Share of profit of associates	34
As of September 30, 2022	823